Related party transactions (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Payables to related parties	$ 0.1		$ 0.1		$ 0.4
Shares granted	0.0	$ 0.6	0.2	$ 1.3
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	0.1	0.1	0.3	0.2
R S Us [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	$ 0.1	$ 0.0	$ 0.4	$ 0.2